Deferred revenue	12 Months Ended
Mar. 31, 2019
Deferred revenue
Deferred revenue

13           Deferred revenue

(a)          Deferred revenue consists of the following:

		March 31,
	Note	2018	2019	2019
		RMB	RMB	US$

Payments made by customers prior to completion of cord blood processing services	(i)	128,192	185,752	27,677
Unearned storage fees	(b)	2,112,195	2,384,676	355,329
Total current and non-current deferred revenue	(ii)	2,240,387	2,570,428	383,006

Representing:
Current portion		366,373	461,986	68,838
Non-current portion		1,874,014	2,108,442	314,168
Total current and non-current deferred revenue		2,240,387	2,570,428	383,006

Note:

(i)

The balance of payments made by customers prior to completion of cord blood processing services represented payments received from customers during the year upon the signing of the Agreement but before the performance obligation for processing services is satisfied and before the commencement of storage. Of the balance of RMB128,192 as of March 31, 2018, RMB69,294 (US$10,325) was recognized as revenues for the year ended March 31, 2019 and RMB58,898  (US$8,776) from prior year’s balance was reclassified as unearned storage fees which was included in the increase in unearned storage fees during the year in the analysis disclosed in Note 13(b).

(ii)

Of the total balances of current and non-current deferred revenue, the Group expects to recognize RMB386,068  (US$57,526) in fiscal year 2020, RMB174,145  (US$25,948) in fiscal year 2021, RMB173,216  (US$25,810) in fiscal year 2022, and RMB1,836,999  (US$273,722) in the fiscal year 2023 and thereafter, upon the completion of the Group’s performance obligations on related processing and storage services.

(b)          An analysis of unearned storage fees is as follows:

	Year ended March 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Balance at beginning of year	1,482,074	1,763,389	2,112,195	314,727
Increase in unearned storage fees during the year	559,588	674,015	658,262	98,085
Credited to income
- From prior year's balance	(160,835)	(193,810)	(238,181)	(35,490)
- From increase in unearned storage fees during the year	(117,438)	(131,399)	(147,600)	(21,993)
Balance at end of year	1,763,389	2,112,195	2,384,676	355,329